Short-term Bank Borrowings - Schedule of Short-Term Bank Borrowings (Details) - 6 months ended Mar. 31, 2025	USD ($)	CNY (¥)
Debt Instrument [Line Items]
Short-Term Debt, Fair Value	$ 1,378,037	¥ 10,000,000
May 27, 2025 [Member]
Debt Instrument [Line Items]
Short-Term Debt, Description	BOC
Interest rate	3.05%
Short-Term Debt, Fair Value	$ 551,215	4,000,000
May 29, 2025 [Member]
Debt Instrument [Line Items]
Short-Term Debt, Description	BOC
Interest rate	3.05%
Short-Term Debt, Fair Value	$ 826,822	¥ 6,000,000